BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	85,111,715	79,176,330	74,068,259
Common stock, shares outstanding	85,111,715	79,176,330	74,068,259